BORROWINGS - Narrative (Details) $ in Millions	May 31, 2023 USD ($) covenant
Disclosure of detailed information about borrowings [line items]
Number of financial maintenance covenants | covenant	2
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 725
Line of credit facility, additional borrowing capacity	$ 350
Leverage ratio	300.00%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of commitment fee	0.15%
Interest coverage ratio	300.00%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Maximum
Disclosure of detailed information about borrowings [line items]
Leverage ratio	350.00%
Percentage of commitment fee	0.25%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.10%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Secured Overnight Financing Rate (SOFR) | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.25%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Secured Overnight Financing Rate (SOFR) | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.875%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Alternate Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.25%
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement | Globant LLC | Alternate Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.875%